Transactions with Related Parties (Details)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 15, 2014	Dec. 31, 2014 USD ($) a item	Oct. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Related Party Transaction [Line Items]
Proceeds from sales of oil and natural gas properties									$ 2,691,000	$ 72,382,000	$ 46,316,000
Proceeds from sale of interest										71,781,000
Payments to purchase residue gas and NGLs									43,223,000	22,167,000	$ 27,412,000
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. | NGP Affiliates | RockPile Energy Services, LLC
Related Party Transaction [Line Items]
Payment of drilling and completion services									1,200,000
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. | NGP Affiliates | MS Energy Services
Related Party Transaction [Line Items]
Payment of drilling and completion services										1,700,000
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. | Gas gathering agreement | PennTex
Related Party Transaction [Line Items]
Ownership (as a percent)				98.50%
Minimum fees Reimbursement per day			$ 7,000						7,000
Payments made									1,700,000
Payments from related parties										$ 2,200,000
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. | Gas gathering agreement | PennTex | Other current-liabilities
Related Party Transaction [Line Items]
Short-term liability									$ 2,100,000
Centennial Resource Production, LLC (Centennial OpCo)
Related Party Transaction [Line Items]
Proceeds from sales of oil and natural gas properties								$ 2,691,000
Minimum fees Reimbursement per day							$ 7,000
Payments to purchase residue gas and NGLs							55,566,000	38,315,000
Centennial Resource Production, LLC (Centennial OpCo) | Centennial Resource Development, LLC (Centennial HoldCo)
Related Party Transaction [Line Items]
Ownership (as a percent)	72.00%								61.20%
Centennial Resource Production, LLC (Centennial OpCo) | Celero Energy Company, LP (Celero)
Related Party Transaction [Line Items]
Ownership (as a percent)	28.00%								21.20%
Centennial Resource Production, LLC (Centennial OpCo) | RockPile Energy Services, LLC
Related Party Transaction [Line Items]
Payment of drilling and completion services							3,300,000
Centennial Resource Production, LLC (Centennial OpCo) | NGP Affiliates
Related Party Transaction [Line Items]
Payments from related parties					$ 500,000	$ 200,000	900,000	$ 900,000
Centennial Resource Production, LLC (Centennial OpCo) | Sale of interest in land, including vertical wells | NGP X | Ward County
Related Party Transaction [Line Items]
Area of land sold (in acres) | a		1,845
Number of vertical wells sold | item		18
Proceeds from sales of oil and natural gas properties		$ 12,500,000
Centennial Resource Production, LLC (Centennial OpCo) | Gas gathering agreement | PennTex
Related Party Transaction [Line Items]
Payments made					200,000		1,000,000
Payments from related parties									$ 1,200,000
Centennial Resource Production, LLC (Centennial OpCo) | Gas gathering agreement | PennTex | Other current-liabilities
Related Party Transaction [Line Items]
Short-term liability					$ 300,000		$ 300,000
Disposal by sale, not discontinued operations | Centennial Resource Production, LLC (Centennial OpCo) | Gas gathering agreement | Atlantic Midstream
Related Party Transaction [Line Items]
Proceeds from sale of interest				$ 71,800,000
Ownership (as a percent)				98.50%